Offerings - Offering: 1	Sep. 26, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	8,393,611
Proposed Maximum Offering Price per Unit | $ / shares	24.215
Maximum Aggregate Offering Price	$ 203,251,290.37
Fee Rate	0.01531%
Amount of Registration Fee	$ 31,117.77
Offering Note	Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices reported for the registrant’s Common Stock quoted on The Nasdaq Global Select Market on September 24, 2025.Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions.